Operating expenses	12 Months Ended
Sep. 30, 2018
Operating expenses
Operating expenses

Note 5. Operating expenses

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Staff expenses
Employee remuneration, entitlements and on-costs	4,292	4,133	4,005	3,537	3,371
Superannuation expense1	386	380	369	315	314
Share-based payments	95	113	135	97	96
Restructuring costs	114	75	92	97	68

Total staff expenses	4,887	4,701	4,601	4,046	3,849

Occupancy expenses
Operating lease rentals	632	648	622	565	579
Depreciation of property and equipment	245	291	285	196	235
Other	156	134	125	134	111

Total occupancy expenses	1,033	1,073	1,032	895	925

Technology expenses
Amortisation and impairment of software assets	620	628	571	567	572
Depreciation and impairment of IT equipment	141	158	156	124	139
Technology services	721	639	672	564	512
Software maintenance and licences	342	313	277	289	269
Telecommunications	209	190	181	183	163
Data processing	77	80	72	76	78

Total technology expenses	2,110	2,008	1,929	1,803	1,733

Other expenses
Professional and processing services2	824	755	741	638	515
Amortisation and impairment of intangible assets and deferred expenditure	138	192	216	21	169
Postage and stationery	182	217	217	152	179
Advertising	173	155	156	127	107
Credit card loyalty programs	126	152	144	101	118
Non-lending losses	133	73	81	112	58
Impairment/(reversal of impairment) on investments in subsidiaries	-	-	-	44	7
Other expenses	86	108	100	162	238

Total other expenses	1,662	1,652	1,655	1,357	1,391

Total operating expenses	9,692	9,434	9,217	8,101	7,898

1Superannuation expense includes both defined contribution and defined benefit expense. Further details of the Group’s defined benefit plans are in Note 38.

2Professional and processing services relates to:

-

services provided by external suppliers including items such as cash handling and security services, marketing costs, research and recruitment fees (2018: $271 million, 2017: $268 million, 2016: $283 million);

-	operations processing (2018: $195 million, 2017: $184 million, 2016: $196 million);

-	consultants (2018: $151 million, 2017: $162 million, 2016: $120 million);

-	credit assessment (2018: $58 million, 2017: $53 million, 2016: $60 million);

-	legal and audit fees (2018: $111 million, 2017: $61 million, 2016: $51 million); and

-	regulatory fees and share market related costs (2018: $38 million, 2017: $27 million, 2016: $31 million).